Consolidated Statements of Profit or Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Continuing operations:
Revenue		$ 36,347,373	$ 36,280,502		$ 33,965,648
Cost of sales		(30,089,911)	(30,889,226)		(30,196,382)
Gross profit		6,257,462	5,391,276		3,769,266
Provision for expected credit loss on trade receivables and other receivables		(210,437)	(899,433)
Allowance for doubtful debts on a related party receivable			(5,637,527)
Impairment loss on goodwill		(30,575)	(2,267,583)
Impairment loss on intangible assets		(188,797)	(3,713,551)
Provision for withholding taxes receivable		(4,339)	(683,344)		(448,243)
Provision for obsolete inventory			(3,797,552)		(942,882)
Impairment loss on fixed assets			(3,682,789)		(4,408,037)
Stock-based compensation expenses		(1,849,356)	(1,101,800)		(252,095)	[2]
Research and Development expenses	[3]	(591,225)	(169,511)		(99,947)
Selling, distribution and administrative expenses	[3]	(10,104,688)	(12,740,964)	[4]	(14,444,301)	[4]
Operating loss		(6,721,955)	(29,302,778)		(16,826,239)
Other income, net		369,249	461,926		87,616
Foreign exchange gains (losses), net		5,761	305,026		(590,965)
Finance income (costs), net		337,601	(653,374)		(1,141,830)
Loss before income tax from continuing operations		(6,009,344)	(29,189,200)		(18,471,418)
Provision for income tax benefit (expense)		125,925	(434,320)		(132,208)
Net loss for the year from continuing operations		(5,883,419)	(29,623,520)		(18,603,626)	[2]
Discontinued operations:
Net profit (loss) for the year from discontinued operations		38,719	34,138		(62,432)	[2]
Net loss for the year		(5,844,700)	(29,589,382)		(18,666,058)	[2]
Net (profit) loss attributable to non-controlling interests		(19,465)	17,721		101,264
Net loss attributable to equity holders of the Company		$ (5,864,165)	$ (29,571,661)		$ (18,564,794)
Loss per share
Basic loss attributable to the equity holders of the Company (in Dollars per share)		$ (0.53)	$ (4.53)		$ (14.97)	[5]
Diluted loss attributable to the equity holders of the Company (in Dollars per share)		(0.53)	(4.53)		(14.97)	[5]
Loss per share from continuing operations
Basic loss attributable to the equity holders of the Company (in Dollars per share)		(0.53)	(4.53)		(14.9)	[5]
Diluted loss attributable to the equity holders of the Company (in Dollars per share)		$ (0.53)	$ (4.53)		$ (14.9)	[5]
Weighted average number of shares used in computation:
Basic (in Shares)		11,161,053	6,531,918		1,239,852	[5]
Diluted (in Shares)		11,161,053	6,531,918		1,239,852	[5]

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).
[3]	The Company presented Research and Development expenses separately from Selling, Distribution and Administrative expense to enhance the clarity and relevance for the year ended December 31, 2024, 2023 and 2022. Please refer to the detailed information under Note 20.
[4]	The Company presented Research and Development expenses separately from Selling, Distribution, and Administrative expenses, reflecting the strategic focus on AI&Robotics Solution for the year ended December 31, 2024. In accordance with IAS 1, the Company has reclassified the comparative period ended December 31, 2023 and 2022, to ensure consistency and comparability. For the year ended December 31, 2023 and December 31, 2022, $169,511 and $99,947 was reclassified from Selling, distribution and administration expenses to Research and Development expense.
[5]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.